Net earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of earnings per share [Abstract]
Disclosure of detailed information of earnings per share [Table Text Block]
	2024	2023
	$	$

Net earnings (loss)	16,267	(37,426)

Basic weighted average number of common shares outstanding (in thousands)	186,290	185,036
Dilutive effect of share options	915	-
Dilutive effect of RSU and DSU	376	-
Diluted weighted average number of common shares	187,581	185,036

Net loss per share
Basic and diluted	0.09	(0.20)